Quarterly Holdings Report
for
Fidelity® Value Factor ETF
April 30, 2022
T23-NPRT3-0622
1.9880060.105

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
	Shares	Value
COMMUNICATION SERVICES – 8.0%
Diversified Telecommunication Services – 1.4%
AT&T, Inc.	161,460	$3,045,136
Verizon Communications, Inc.	85,091	3,939,713
		6,984,849
Entertainment – 0.1%
Warner Bros Discovery, Inc. (a)	39,060	708,939
Interactive Media & Services – 5.1%
Alphabet, Inc. Class A (a)	8,085	18,451,506
Meta Platforms, Inc. Class A (a)	37,731	7,563,934
		26,015,440
Media – 1.4%
Comcast Corp. Class A	93,151	3,703,684
Fox Corp. Class A	47,414	1,699,318
ViacomCBS, Inc. Class B	59,287	1,726,437
		7,129,439
TOTAL COMMUNICATION SERVICES		40,838,667
CONSUMER DISCRETIONARY – 10.6%
Automobiles – 1.2%
Ford Motor Co.	216,851	3,070,610
General Motors Co. (a)	80,977	3,069,838
		6,140,448
Hotels, Restaurants & Leisure – 2.6%
Booking Holdings, Inc. (a)	1,888	4,173,065
McDonald's Corp.	22,338	5,565,736
Starbucks Corp.	49,693	3,709,086
		13,447,887
Household Durables – 2.2%
D.R. Horton, Inc.	41,682	2,900,650
Lennar Corp. Class A	38,524	2,946,701
PulteGroup, Inc.	65,802	2,747,891
Toll Brothers, Inc.	58,396	2,707,823
		11,303,065
Internet & Direct Marketing Retail – 3.3%
Amazon.com, Inc. (a)	6,828	16,971,882
Multiline Retail – 1.3%
Kohl's Corp.	58,350	3,377,298
Macy's, Inc.	135,797	3,282,213
		6,659,511
TOTAL CONSUMER DISCRETIONARY		54,522,793
CONSUMER STAPLES – 6.4%
Food & Staples Retailing – 1.2%
The Kroger Co.	67,115	3,621,525
Walgreens Boots Alliance, Inc.	62,480	2,649,152
		6,270,677
Food Products – 1.4%
Archer-Daniels-Midland Co.	42,028	3,764,028
Tyson Foods, Inc. Class A	32,965	3,071,019
		6,835,047

	Shares	Value

Household Products – 2.1%
Kimberly-Clark Corp.	23,647	$3,282,913
The Procter & Gamble Co.	47,319	7,597,065
		10,879,978
Tobacco – 1.7%
Altria Group, Inc.	75,964	4,221,320
Philip Morris International, Inc.	45,487	4,548,700
		8,770,020
TOTAL CONSUMER STAPLES		32,755,722
ENERGY – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
APA Corp.	40,123	1,642,234
Chevron Corp.	34,035	5,332,264
ConocoPhillips	30,514	2,914,697
Exxon Mobil Corp.	70,078	5,974,150
Marathon Oil Corp.	68,778	1,713,948
Occidental Petroleum Corp.	42,060	2,317,085
PDC Energy, Inc.	21,301	1,485,532
TOTAL ENERGY		21,379,910
FINANCIALS – 11.0%
Banks – 3.9%
Bank of America Corp.	153,060	5,461,181
Citigroup, Inc.	68,318	3,293,611
JPMorgan Chase & Co.	56,924	6,794,449
Wells Fargo & Co.	102,007	4,450,565
		19,999,806
Capital Markets – 1.3%
Goldman Sachs Group, Inc.	12,150	3,711,703
Raymond James Financial, Inc.	28,167	2,745,156
		6,456,859
Consumer Finance – 2.2%
Ally Financial, Inc.	62,094	2,481,276
Capital One Financial Corp.	24,282	3,026,023
Discover Financial Services	27,806	3,127,063
Synchrony Financial	72,981	2,686,430
		11,320,792
Diversified Financial Services – 2.0%
Berkshire Hathaway, Inc. Class B (a)	32,506	10,493,912
Insurance – 0.6%
MetLife, Inc.	50,354	3,307,251
Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	63,169	2,560,239
MGIC Investment Corp.	187,044	2,442,795
		5,003,034
TOTAL FINANCIALS		56,581,654
HEALTH CARE – 13.8%
Biotechnology – 3.0%
Gilead Sciences, Inc.	86,879	5,155,400

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE – continued
Biotechnology – continued
Moderna, Inc. (a)	32,746	$4,401,390
Regeneron Pharmaceuticals, Inc. (a)	8,813	5,808,736
		15,365,526
Health Care Providers & Services – 3.3%
Anthem, Inc.	13,367	6,709,298
CVS Health Corp.	59,565	5,725,984
Laboratory Corp. of America Holdings (a)	17,858	4,290,920
		16,726,202
Life Sciences Tools & Services – 0.8%
Bio-Rad Laboratories, Inc. Class A (a)	7,699	3,942,350
Pharmaceuticals – 6.7%
Bristol-Myers Squibb Co.	100,811	7,588,044
Johnson & Johnson	60,773	10,967,096
Merck & Co., Inc.	91,134	8,082,674
Pfizer, Inc.	159,111	7,807,577
		34,445,391
TOTAL HEALTH CARE		70,479,469
INDUSTRIALS – 8.7%
Aerospace & Defense – 1.4%
Lockheed Martin Corp.	8,912	3,851,054
Northrop Grumman Corp.	7,911	3,476,093
		7,327,147
Air Freight & Logistics – 1.1%
FedEx Corp.	12,203	2,425,224
United Parcel Service, Inc. Class B	19,206	3,456,696
		5,881,920
Building Products – 0.9%
Builders FirstSource, Inc. (a)	34,665	2,134,324
Owens Corning	26,290	2,390,550
		4,524,874
Electrical Equipment – 0.4%
Atkore, Inc. (a)	22,379	2,150,622
Industrial Conglomerates – 0.6%
3M Co.	21,054	3,036,408
Machinery – 1.9%
Caterpillar, Inc.	18,144	3,820,038
Cummins, Inc.	11,694	2,212,388
Deere & Co.	9,679	3,654,306
		9,686,732
Professional Services – 0.4%
ManpowerGroup, Inc.	21,803	1,966,630
Road & Rail – 2.0%
CSX Corp.	93,296	3,203,785
Norfolk Southern Corp.	11,257	2,902,955
Union Pacific Corp.	17,464	4,091,640
		10,198,380
TOTAL INDUSTRIALS		44,772,713

	Shares	Value
INFORMATION TECHNOLOGY – 27.4%
IT Services – 7.4%
Accenture PLC Class A	20,602	$ 6,188,017
Amdocs Ltd.	57,384	4,572,931
Cognizant Technology Solutions Corp. Class A	56,719	4,588,567
International Business Machines Corp.	42,778	5,655,679
PayPal Holdings, Inc. (a)	49,756	4,375,045
The Western Union Co.	235,595	3,948,572
Visa, Inc. Class A	40,234	8,575,073
		37,903,884
Semiconductors & Semiconductor Equipment – 2.9%
Intel Corp.	141,567	6,170,906
Micron Technology, Inc.	66,879	4,560,479
Qorvo, Inc. (a)	34,808	3,960,454
		14,691,839
Software – 6.8%
Microsoft Corp.	111,307	30,889,919
VMware, Inc. Class A	35,665	3,853,246
		34,743,165
Technology Hardware, Storage & Peripherals – 10.3%
Apple, Inc.	226,304	35,676,826
DELL Technologies, Inc. Class C	76,345	3,588,978
Hewlett Packard Enterprise Co.	271,916	4,190,226
HP, Inc.	128,814	4,718,457
Western Digital Corp. (a)	86,203	4,574,793
		52,749,280
TOTAL INFORMATION TECHNOLOGY		140,088,168
MATERIALS – 3.5%
Chemicals – 1.1%
Dow, Inc.	29,059	1,932,423
LyondellBasell Industries N.V. Class A	15,333	1,625,758
The Mosaic Co.	32,580	2,033,644
		5,591,825
Containers & Packaging – 0.3%
International Paper Co.	30,100	1,393,028
Metals & Mining – 1.9%
Cleveland-Cliffs, Inc. (a)	69,531	1,772,345
Freeport-McMoRan, Inc.	50,222	2,036,502
Nucor Corp.	14,326	2,217,378
Steel Dynamics, Inc.	22,710	1,947,383
United States Steel Corp.	57,641	1,757,474
		9,731,082
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp. (b)	18,473	1,191,878
TOTAL MATERIALS		17,907,813
REAL ESTATE – 3.4%
Equity Real Estate Investment Trusts (REITs) – 3.0%
Gaming and Leisure Properties, Inc.	24,800	1,100,624

Quarterly Report	3

Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Highwoods Properties, Inc.	23,896	$ 975,912
Kilroy Realty Corp.	15,898	1,112,860
Kimco Realty Corp.	48,149	1,219,614
Medical Properties Trust, Inc.	51,276	942,966
Omega Healthcare Investors, Inc.	37,102	945,359
Prologis, Inc.	15,732	2,521,682
Realty Income Corp.	21,380	1,482,917
Simon Property Group, Inc.	10,884	1,284,312
SL Green Realty Corp.	14,181	981,609
VICI Properties, Inc.	42,237	1,259,085
Weyerhaeuser Co.	33,058	1,362,651
		15,189,591
Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (a)	13,786	1,144,789
Jones Lang LaSalle, Inc. (a)	4,457	974,880
		2,119,669
TOTAL REAL ESTATE		17,309,260
UTILITIES – 2.8%
Electric Utilities – 2.4%
American Electric Power Co., Inc.	19,199	1,902,813
Duke Energy Corp.	20,799	2,291,218
Exelon Corp.	38,779	1,814,081
NRG Energy, Inc.	32,202	1,156,052
PG&E Corp. (a)	114,786	1,452,043
PPL Corp.	48,259	1,366,212
The Southern Co.	30,223	2,218,066
		12,200,485
Multi-Utilities – 0.4%
Sempra Energy	12,480	2,013,773
TOTAL UTILITIES		14,214,258
TOTAL COMMON STOCKS (Cost $499,418,617)		510,850,427
Money Market Funds – 0.2%
	Shares	Value
Fidelity Cash Central Fund, 0.32% (c)	954,486	$ 954,677
Fidelity Securities Lending Cash Central Fund, 0.32% (c)(d)	183,582	183,600
TOTAL MONEY MARKET FUNDS (Cost $1,138,277)		1,138,277
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $500,556,894)		511,988,704
NET OTHER ASSETS (LIABILITIES) (e) – 0.0%		200,899
NET ASSETS – 100.0%		$512,189,603

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $68,320 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	1	June 2022	$ 206,375	$ (11,202)	$ (11,202)
CME E-mini S&P 500 Index Contracts (United States)	51	June 2022	1,052,513	(48,032)	(48,032)
Total Equity Index Contracts					$ (59,234)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 647,052	$13,016,772	$12,709,147	$ 786	$—	$—	$ 954,677	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	3,639,908	59,970,740	63,427,048	18,784	—	—	$ 183,600	0.0%
Total	$4,286,960	$72,987,512	$76,136,195	$19,570	$—	$—	$1,138,277
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Quarterly Report	5

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
6	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	7